Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
Housing — 0.5%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$995	$ 947,993
Total Tax-Exempt Mortgage-Backed Securities (identified cost $944,781)		$ 947,993

Tax-Exempt Municipal Obligations — 100.7%
Security	Principal Amount (000's omitted)	Value
Education — 1.6%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 97,511
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	22,217
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,391,558
4.00%, 4/1/44	1,500	1,449,240
		$ 2,960,526
Electric Utilities — 2.7%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,050,762
New York Power Authority, Green Bonds, 5.00%, 11/15/34	2,000	2,345,580
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	750	810,210
South Carolina Public Service Authority, 5.25%, 12/1/54	800	860,040
		$ 5,066,592
Escrowed/Prerefunded — 3.2%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,236,400
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	2,500	2,697,000
		$ 5,933,400
General Obligations — 19.1%
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	$1,110	$ 1,020,601
Chicago Board of Education, IL:
5.00%, 12/1/42	390	385,570
5.00%, 12/1/44	2,000	1,983,280
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL:
5.00%, 1/1/39	$1,400	$ 1,424,906
5.00%, 1/1/45	1,000	1,014,980
Falls Church, VA, 3.00%, 7/15/42	1,445	1,239,174
Houston, TX, 4.125%, 3/1/51	1,510	1,466,285
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/53	3,000	3,194,790
Illinois:
4.00%, 11/1/40	1,000	976,200
5.00%, 5/1/35	2,000	2,001,060
5.50%, 5/1/39	205	220,898
5.50%, 3/1/42	2,300	2,506,080
5.75%, 5/1/45	210	227,252
New York, NY:
4.00%, 9/1/46	2,000	1,940,960
4.00%, 4/1/50	1,775	1,706,378
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	2,895,840
Palo Alto Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	600	552,846
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	2,000	1,902,320
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,945,825
		$ 35,605,245
Hospital — 8.4%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$2,500	$ 2,603,450
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,001,590
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,064,270
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,827,055
5.00%, 6/1/37	1,000	1,024,150
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	540	516,845
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,010	1,055,258
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,110	1,093,761
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	1,450	1,432,585
		$ 15,618,964

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 3.0%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,059,313
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,495	2,529,855
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	508,870
5.00%, 7/1/42	1,250	1,263,975
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(1)	285	285,000
		$ 5,647,013
Insured - Education — 1.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,640	$ 1,783,664
		$ 1,783,664
Insured - Electric Utilities — 1.3%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,460,405
		$ 2,460,405
Insured - General Obligations — 2.6%
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	$3,500	$ 3,309,985
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,502,625
		$ 4,812,610
Insured - Hospital — 2.3%
El Paso County Hospital District, TX, (BAM), 5.00%, 2/15/42	$1,910	$ 2,029,203
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AGC), 5.50%, 10/1/54	2,000	2,209,240
		$ 4,238,443
Insured - Lease Revenue/Certificates of Participation — 3.7%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,890,618
		$ 6,890,618
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,155	$ 1,136,069
		$ 1,136,069
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 8.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,516,562
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,297,120
(NPFG), 5.50%, 1/1/30	2,565	2,842,456
		$ 15,656,138
Insured - Transportation — 10.0%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,445,866
North Texas Tollway Authority, (AGC), 0.00%, 1/1/35	5,000	3,410,100
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	11,870,980
		$ 18,726,946
Lease Revenue/Certificates of Participation — 2.9%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,000	$ 1,029,680
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,301,360
		$ 5,331,040
Other Revenue — 4.2%
Black Belt Energy Gas District, AL, 5.00% to 11/1/34 (Put Date), 3/1/55	$1,165	$ 1,237,312
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	1,600	1,420,080
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	784,515
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,758,670
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	1,200	468,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,573,620
5.00% to 12/1/32 (Put Date), 5/1/55	600	633,618
		$ 7,875,815
Senior Living/Life Care — 3.7%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(3)	$55	$ 53,752
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,180	996,994
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(3)	265	262,350
5.625%, 7/1/46(3)	360	357,998
5.75%, 7/1/54(3)	775	766,312

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	$1,000	$ 971,810
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,684,411
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(3)	1,730	1,733,806
		$ 6,827,433
Special Tax Revenue — 11.9%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$2,275	$ 2,146,690
Detroit Downtown Development Authority, MI, (Catalyst Development), 5.00%, 7/1/48	2,500	2,600,475
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,538,150
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	1,005,590
4.00%, 5/1/45	1,380	1,346,991
5.00%, 11/1/46(4)	2,000	2,139,740
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	640	741,606
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	971,180
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	835	806,251
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,056,555
5.00%, 7/1/58	2,817	2,811,901
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,114,300
		$ 22,279,429
Transportation — 8.5%
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(4)	$2,000	$ 2,140,540
Chicago, IL, (O'Hare International Airport), 5.00%, 1/1/48	1,010	1,082,861
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	2,000	2,163,840
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	225	229,860
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.00%, 1/1/54	2,500	2,387,875
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,085,720
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,296,248
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	$1,500	$ 1,532,640
Texas Transportation Commission, 0.00%, 8/1/40	1,000	484,620
Triborough Bridge and Tunnel Authority, NY, 4.00%, 11/15/54	2,500	2,394,075
		$ 15,798,279
Water and Sewer — 1.6%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$2,000	$ 1,921,220
5.25%, 6/15/52(4)	1,000	1,081,170
		$ 3,002,390
Total Tax-Exempt Municipal Obligations (identified cost $182,708,815)		$187,651,019
Total Investments — 101.2% (identified cost $183,653,596)		$188,599,012
Other Assets, Less Liabilities — (1.2)%		$ (2,147,239)
Net Assets — 100.0%		$186,451,773
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(2)	Security is in default and making only partial interest payments.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $3,174,218 or 1.7% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
At December 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	20.2%
New York	13.4%
Others, representing less than 10% individually	67.6%

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 29.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 16.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 947,993	$ —	$ 947,993
Tax-Exempt Municipal Obligations	—	187,651,019	—	187,651,019
Total Investments	$ —	$188,599,012	$ —	$188,599,012
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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